FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 30, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED TOTAL RETURN SERIES, INC. (the “Registrant”)

Federated Mortgage Fund

Institutional Shares

Service Shares

Federated Ultrashort Bond Fund

Class A Shares

Institutional Shares

Service Shares

(the “Funds”)

1933 Act File No. 33-50773

1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Funds hereby certify that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2018, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Funds. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 89 on November 27, 2018.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary